united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22554

Vertical Capital Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 09/30

Date of reporting period: 12/31/18

Item 1. Schedule of Investments.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES - 99.2%
$115,343	Loan ID 200003	Fixed	7.250%	9/1/2035	$101,449
239,110	Loan ID 200004	Fixed	7.990%	10/1/2036	251,065
49,488	Loan ID 200012	ARM	9.800%	7/1/2037	49,957
36,841	Loan ID 200016	ARM	10.375%	1/1/2031	38,683
49,026	Loan ID 200018	Fixed	7.000%	1/1/2033	51,477
98,449	Loan ID 200023	Fixed	5.875%	12/1/2050	87,757
121,576	Loan ID 200025	ARM	4.375%	3/1/2034	127,655
205,980	Loan ID 200026	Interest Only	4.750%	1/1/2050	177,037
228,102	Loan ID 200028	Fixed	4.875%	6/1/2050	232,612
206,333	Loan ID 200029	Fixed	6.310%	7/1/2037	204,367
325,356	Loan ID 200032	Fixed	3.130%	1/1/2051	288,043
545,051	Loan ID 200035	Fixed	4.625%	11/1/2050	496,675
62,942	Loan ID 200036	Fixed	7.940%	1/12/2034	47,871
156,513	Loan ID 200037	Fixed	7.800%	5/1/2035	149,463
114,226	Loan ID 200041	Fixed	4.875%	8/1/2039	116,953
39,609	Loan ID 200042	Fixed	7.000%	12/1/2037	41,589
59,951	Loan ID 200043	Fixed	6.125%	7/1/2039	62,949
50,553	Loan ID 200048	Fixed	5.500%	8/1/2039	53,047
150,456	Loan ID 200052	Fixed	5.125%	5/1/2040	155,199
53,273	Loan ID 200054	Fixed	8.250%	3/1/2039	55,936
80,302	Loan ID 200055	Fixed	10.000%	1/5/2036	84,317
122,596	Loan ID 200057	ARM	4.750%	10/1/2036	125,122
32,119	Loan ID 200060	Fixed	5.750%	8/1/2039	33,725
24,885	Loan ID 200065	ARM	9.000%	1/1/2037	26,130
207,841	Loan ID 200072	Fixed	0.000%	2/1/2051	167,780
128,232	Loan ID 200073	Fixed	0.000%	2/1/2026	104,377
132,713	Loan ID 200074	Fixed	0.000%	2/1/2031	108,025
194,159	Loan ID 200075	Fixed	4.250%	2/1/2042	192,155
160,943	Loan ID 200076	Fixed	4.250%	12/1/2041	158,697
26,814	Loan ID 200078	Fixed	7.000%	8/1/2036	28,154
131,537	Loan ID 200079	Fixed	4.500%	8/1/2049	55,084
65,761	Loan ID 200082	Fixed	8.250%	4/1/2040	57,489
179,146	Loan ID 200084	Fixed	7.000%	3/1/2039	149,055
192,759	Loan ID 200086	Fixed	4.250%	11/1/2050	147,139
219,790	Loan ID 200087	Fixed	6.000%	3/1/2051	197,936
118,697	Loan ID 200088	Fixed	7.000%	6/1/2039	98,662
259,263	Loan ID 200089	Fixed	3.875%	3/1/2052	197,948
272,130	Loan ID 200090	Fixed	4.500%	11/1/2036	65,537
127,068	Loan ID 200093	Fixed	5.000%	2/1/2038	130,804
71,664	Loan ID 200102	Fixed	8.250%	3/1/2040	70,210
109,249	Loan ID 200110	Fixed	8.250%	8/1/2039	112,756
121,243	Loan ID 200126	Fixed	8.250%	8/1/2039	126,896
70,237	Loan ID 200128	Fixed	4.710%	7/1/2037	43,547
449,115	Loan ID 200129	Fixed	4.625%	3/1/2052	366,672
28,627	Loan ID 200131	Fixed	3.875%	11/1/2027	27,597
118,135	Loan ID 200135	Fixed	4.375%	12/1/2042	117,413
121,399	Loan ID 200137	Fixed	4.500%	9/1/2042	121,238
77,061	Loan ID 200141	Fixed	4.250%	2/1/2042	75,068
121,682	Loan ID 200143	Fixed	3.000%	2/1/2037	111,508
382,023	Loan ID 200145	Fixed	4.625%	8/1/2051	321,059

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 99.2%
$98,236	Loan ID 200152	ARM	5.250%	9/1/2037	$86,014
148,971	Loan ID 200158	Fixed	3.625%	12/1/2042	138,659
120,423	Loan ID 200160	Fixed	3.250%	2/1/2043	110,369
212,460	Loan ID 200162	Fixed	3.875%	7/1/2042	205,008
189,129	Loan ID 200165	Fixed	4.375%	12/1/2041	188,070
107,740	Loan ID 200168	Fixed	3.750%	10/1/2042	102,503
22,182	Loan ID 200169	Fixed	6.923%	9/1/2034	23,292
134,168	Loan ID 200172	Fixed	7.250%	2/1/2037	140,876
87,221	Loan ID 200174	Fixed	7.340%	4/1/2037	91,582
50,267	Loan ID 200175	Fixed	9.600%	5/1/2037	52,780
35,157	Loan ID 200177	Fixed	8.000%	1/11/2022	36,915
2,922	Loan ID 200179	Fixed	7.250%	7/27/2019	3,068
108,485	Loan ID 200181	Fixed	7.500%	6/1/2041	111,448
70,884	Loan ID 200184	Fixed	4.375%	12/1/2042	70,319
27,201	Loan ID 200185	Fixed	5.375%	6/1/2042	28,372
51,835	Loan ID 200186	Fixed	5.125%	8/1/2042	53,502
144,284	Loan ID 200188	Fixed	3.875%	2/1/2043	139,050
319,666	Loan ID 200190	Fixed	3.625%	11/1/2042	302,465
157,801	Loan ID 200194	Fixed	4.750%	9/1/2041	160,658
252,062	Loan ID 200195	Fixed	3.875%	3/1/2042	243,220
96,902	Loan ID 200196	Fixed	4.500%	1/1/2043	96,848
37,717	Loan ID 200197	Fixed	4.750%	11/1/2042	38,149
39,601	Loan ID 200198	Fixed	5.250%	10/1/2042	41,044
274,470	Loan ID 200199	Fixed	4.000%	9/1/2042	266,816
235,188	Loan ID 200200	Fixed	3.875%	9/1/2042	223,176
46,312	Loan ID 200201	Fixed	5.125%	8/1/2041	47,930
22,246	Loan ID 200206	Fixed	3.990%	12/1/2042	21,569
45,788	Loan ID 200208	Fixed	4.250%	1/1/2043	45,184
191,101	Loan ID 200209	Fixed	3.875%	8/1/2042	184,426
53,863	Loan ID 200214	Fixed	5.750%	7/1/2039	56,556
110,271	Loan ID 200216	Fixed	5.750%	9/1/2039	115,785
139,070	Loan ID 200217	Fixed	5.250%	7/1/2040	144,377
71,452	Loan ID 200218	Fixed	4.250%	12/1/2041	70,682
192,270	Loan ID 200219	Fixed	4.250%	4/1/2043	189,890
157,936	Loan ID 200221	Fixed	4.250%	4/1/2043	156,347
188,254	Loan ID 200224	Fixed	4.000%	7/1/2043	183,388
78,768	Loan ID 200226	Fixed	5.250%	7/1/2041	82,055
48,895	Loan ID 200228	Fixed	4.625%	8/1/2042	49,183
140,301	Loan ID 200230	Fixed	3.500%	2/1/2043	131,259
65,903	Loan ID 200232	Fixed	3.875%	8/1/2042	63,613
113,833	Loan ID 200243	Fixed	3.750%	4/1/2043	108,351
26,177	Loan ID 200244	Fixed	5.000%	5/1/2042	26,725
193,912	Loan ID 200245	Fixed	3.875%	3/1/2043	186,817
87,594	Loan ID 200286	Fixed	4.500%	7/1/2043	87,771
97,077	Loan ID 200287	Fixed	4.375%	7/1/2043	96,396
324,655	Loan ID 200288	Fixed	4.375%	11/1/2041	323,546
278,551	Loan ID 200290	Fixed	4.250%	4/1/2043	275,289
197,383	Loan ID 200296	Fixed	3.250%	2/1/2043	180,930
169,909	Loan ID 200297	Fixed	3.375%	10/1/2042	157,312

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 99.2%
$186,440	Loan ID 200299	Fixed	3.625%	10/1/2042	$176,273
115,816	Loan ID 200300	Fixed	8.400%	10/20/2037	121,607
106,033	Loan ID 200302	Fixed	9.875%	10/1/2035	110,753
131,934	Loan ID 200304	Fixed	7.250%	10/1/2033	138,531
42,091	Loan ID 200307	Fixed	6.500%	7/1/2031	44,195
39,019	Loan ID 200313	Fixed	8.500%	3/1/2028	40,970
287,953	Loan ID 200315	ARM	5.375%	6/1/2037	261,713
68,509	Loan ID 200317	Fixed	7.000%	9/1/2032	71,935
73,906	Loan ID 200326	Fixed	8.375%	10/1/2036	77,601
141,371	Loan ID 200327	Fixed	6.790%	10/26/2036	148,440
246,570	Loan ID 200330	Fixed	7.000%	8/1/2037	201,109
96,989	Loan ID 200332	Fixed	5.775%	10/1/2037	101,839
88,291	Loan ID 200334	Fixed	7.000%	1/1/2033	92,706
261,602	Loan ID 200335	Fixed	4.000%	11/1/2052	212,122
42,163	Loan ID 200337	Fixed	7.000%	10/1/2034	44,271
48,577	Loan ID 200338	ARM	10.500%	8/1/2029	46,538
143,392	Loan ID 200339	Fixed	2.000%	10/1/2033	125,957
31,163	Loan ID 200340	Fixed	7.000%	3/1/2030	32,722
59,183	Loan ID 200348	Fixed	6.500%	7/1/2038	62,142
232,504	Loan ID 200349	Fixed	7.000%	1/1/2037	158,941
72,591	Loan ID 200352	Fixed	7.000%	8/1/2030	76,220
103,781	Loan ID 200358	Fixed	5.000%	4/1/2025	104,720
66,598	Loan ID 200361	Fixed	7.500%	1/1/2034	69,928
63,046	Loan ID 200366	Fixed	6.250%	1/1/2033	62,834
166,953	Loan ID 200368	Fixed	4.500%	4/1/2036	167,828
70,610	Loan ID 200374	ARM	8.500%	5/1/2034	70,610
225,025	Loan ID 200378	Fixed	5.500%	5/1/2045	146,762
179,689	Loan ID 200380	Fixed	4.220%	4/1/2049	159,751
379,042	Loan ID 200383	Fixed	5.030%	12/1/2046	390,550
286,335	Loan ID 200384	Fixed	5.000%	11/1/2047	213,017
140,064	Loan ID 200385	Fixed	8.250%	1/1/2040	147,067
117,727	Loan ID 200389	Fixed	4.820%	9/1/2047	105,844
194,748	Loan ID 200390	Fixed	4.780%	4/16/2047	160,896
159,290	Loan ID 200391	Fixed	4.000%	1/13/2035	155,677
63,997	Loan ID 200392	Fixed	10.000%	6/5/2034	63,997
77,540	Loan ID 200395	Fixed	4.860%	4/1/2047	69,003
70,182	Loan ID 200396	Fixed	10.000%	2/1/2036	73,691
89,978	Loan ID 200397	ARM	5.375%	9/1/2037	94,477
127,865	Loan ID 200398	Fixed	4.800%	2/1/2037	113,631
72,859	Loan ID 200399	Fixed	4.980%	6/1/2037	66,305
47,322	Loan ID 200403	Fixed	8.300%	10/15/2032	49,688
54,462	Loan ID 200404	Fixed	8.100%	5/1/2037	57,186
91,864	Loan ID 200405	Fixed	4.870%	12/1/2035	93,022
114,085	Loan ID 200406	Fixed	4.875%	10/1/2051	116,734
226,591	Loan ID 200407	Fixed	6.500%	4/1/2042	237,920
339,068	Loan ID 200409	Fixed	6.000%	2/1/2049	163,850
101,684	Loan ID 200411	Fixed	8.275%	6/1/2037	106,768
307,233	Loan ID 200412	Fixed	5.500%	6/1/2045	91,282
178,236	Loan ID 200416	Fixed	4.670%	8/1/2053	159,424
66,835	Loan ID 200417	Fixed	7.000%	5/1/2035	70,177

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 99.2%
$149,613	Loan ID 200419	Fixed	4.000%	12/19/2035	$142,801
156,633	Loan ID 200420	Fixed	4.225%	4/10/2038	153,070
73,189	Loan ID 200421	Fixed	7.710%	8/1/2037	74,492
133,073	Loan ID 200422	Fixed	3.830%	8/1/2053	73,587
124,072	Loan ID 200423	Fixed	4.500%	6/1/2043	124,171
215,226	Loan ID 200430	Fixed	3.625%	7/1/2043	202,788
179,250	Loan ID 200431	Fixed	4.625%	7/1/2043	180,929
286,318	Loan ID 200432	Fixed	4.875%	5/1/2043	291,238
123,714	Loan ID 200433	Fixed	4.250%	8/1/2043	122,195
154,792	Loan ID 200434	Fixed	5.250%	10/1/2043	160,926
195,169	Loan ID 200435	Fixed	4.625%	11/1/2052	167,705
42,374	Loan ID 200439	Fixed	5.000%	8/1/2041	39,282
190,163	Loan ID 200441	Fixed	6.000%	4/1/2045	76,923
148,698	Loan ID 200445	Fixed	5.250%	2/1/2039	154,549
42,803	Loan ID 200447	Fixed	5.875%	11/4/2034	44,943
76,784	Loan ID 200448	Fixed	5.750%	5/1/2042	68,119
122,633	Loan ID 200449	Fixed	5.000%	7/1/2041	103,332
343,327	Loan ID 200451	Fixed	6.250%	7/1/2038	360,493
13,485	Loan ID 200453	ARM	5.500%	3/1/2026	14,159
196,074	Loan ID 200457	Fixed	5.750%	12/10/2030	205,878
183,207	Loan ID 200460	Fixed	7.000%	7/1/2041	192,367
373,724	Loan ID 200462	Fixed	6.000%	7/1/2045	336,415
234,786	Loan ID 200465	Fixed	6.500%	7/1/2037	230,381
101,915	Loan ID 200468	Fixed	5.625%	12/1/2044	38,283
123,275	Loan ID 200469	Fixed	6.500%	7/1/2037	113,720
277,901	Loan ID 200473	Fixed	4.000%	12/1/2042	209,602
238,028	Loan ID 200474	Fixed	5.750%	11/1/2050	249,930
164,560	Loan ID 200475	Fixed	5.450%	7/1/2049	171,602
187,879	Loan ID 200476	Fixed	6.000%	9/1/2050	197,273
163,638	Loan ID 200477	Fixed	4.125%	12/1/2028	159,673
96,539	Loan ID 200482	Fixed	4.375%	11/1/2028	96,097
90,688	Loan ID 200483	Fixed	4.375%	11/1/2028	90,272
71,764	Loan ID 200485	Fixed	4.125%	2/1/2043	70,373
236,368	Loan ID 200486	Fixed	3.500%	1/1/2043	220,838
109,322	Loan ID 200489	Fixed	4.000%	3/1/2043	106,285
60,810	Loan ID 200490	Fixed	4.000%	11/1/2028	59,023
194,325	Loan ID 200491	Fixed	5.500%	10/1/2039	203,796
116,038	Loan ID 200492	Fixed	4.000%	1/1/2043	112,828
266,643	Loan ID 200494	Fixed	4.625%	10/1/2043	269,436
192,225	Loan ID 200496	Fixed	3.875%	2/1/2043	185,135
306,714	Loan ID 200497	Fixed	3.250%	4/1/2043	280,842
259,995	Loan ID 200499	Fixed	4.250%	1/1/2043	256,112
203,513	Loan ID 200500	Fixed	5.875%	2/1/2037	213,689
359,981	Loan ID 200504	Fixed	3.375%	3/1/2043	332,575
68,219	Loan ID 200507	Fixed	4.500%	9/1/2042	68,345
318,189	Loan ID 200514	Fixed	3.000%	4/1/2047	291,497
95,163	Loan ID 200515	Fixed	8.250%	2/1/2039	99,921
99,439	Loan ID 200517	Fixed	8.000%	5/1/2039	101,964
196,262	Loan ID 200518	Fixed	3.000%	12/1/2050	179,563
303,309	Loan ID 200519	Fixed	3.000%	11/1/2049	279,603

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 99.2%
$111,154	Loan ID 200524	Fixed	3.500%	6/1/2043	$103,927
268,911	Loan ID 200525	Fixed	3.250%	12/1/2042	246,336
107,145	Loan ID 200527	Fixed	4.500%	12/1/2043	107,423
380,067	Loan ID 200529	Fixed	4.625%	2/1/2044	382,839
168,046	Loan ID 200531	Fixed	4.625%	11/1/2043	168,855
105,055	Loan ID 200532	Fixed	3.250%	7/1/2043	96,115
99,930	Loan ID 200537	Fixed	4.500%	3/1/2042	100,437
80,489	Loan ID 200540	Fixed	3.875%	2/1/2043	77,547
49,322	Loan ID 200545	Fixed	4.375%	2/1/2029	48,965
117,691	Loan ID 200546	Fixed	5.375%	12/1/2043	122,588
161,634	Loan ID 200548	Fixed	5.250%	2/1/2044	167,832
131,427	Loan ID 200564	Fixed	4.875%	5/1/2039	134,590
509,376	Loan ID 200565	Fixed	4.000%	6/1/2037	382,340
125,627	Loan ID 200567	Fixed	3.375%	5/1/2043	116,146
129,864	Loan ID 200571	Fixed	4.500%	7/1/2043	129,928
91,093	Loan ID 200573	Fixed	3.750%	9/1/2042	86,902
125,611	Loan ID 200574	Fixed	4.875%	1/1/2044	128,531
176,108	Loan ID 200578	Fixed	4.750%	8/1/2040	179,419
46,206	Loan ID 200579	Fixed	4.875%	5/1/2042	46,892
165,170	Loan ID 200580	Fixed	4.125%	11/1/2041	162,377
37,055	Loan ID 200581	Fixed	4.750%	9/1/2042	37,079
355,908	Loan ID 200582	Fixed	4.000%	11/1/2042	341,284
70,915	Loan ID 200583	Fixed	3.625%	9/1/2027	67,027
311,874	Loan ID 200586	Fixed	3.500%	1/1/2043	291,485
239,894	Loan ID 200588	Fixed	3.750%	5/1/2042	229,481
63,880	Loan ID 200593	Fixed	3.875%	6/1/2042	61,614
217,951	Loan ID 200594	Fixed	4.250%	4/1/2043	215,786
37,178	Loan ID 200597	Fixed	5.625%	2/1/2044	39,037
131,060	Loan ID 200598	Fixed	4.625%	2/1/2044	120,967
181,235	Loan ID 200600	Fixed	4.625%	4/1/2044	183,070
176,123	Loan ID 200602	Fixed	3.750%	3/1/2043	168,124
24,936	Loan ID 200603	Fixed	4.125%	6/1/2043	24,342
69,972	Loan ID 200604	Fixed	3.500%	1/1/2043	65,400
136,206	Loan ID 200605	Fixed	4.875%	11/1/2043	131,039
129,522	Loan ID 200608	Fixed	4.125%	11/1/2043	127,113
120,281	Loan ID 200612	Fixed	4.500%	2/1/2043	120,597
195,078	Loan ID 200613	Fixed	3.369%	1/1/2043	180,678
97,784	Loan ID 200615	Fixed	4.250%	8/1/2043	96,522
327,365	Loan ID 200616	Fixed	4.875%	2/1/2044	334,198
123,324	Loan ID 200618	Fixed	4.375%	5/1/2042	122,876
219,220	Loan ID 200620	Fixed	4.250%	10/1/2043	216,626
126,001	Loan ID 200621	Fixed	3.625%	1/1/2043	118,595
69,339	Loan ID 200623	Fixed	4.375%	12/1/2042	68,883
243,590	Loan ID 200624	Fixed	4.125%	4/1/2043	238,728
126,126	Loan ID 200627	Fixed	4.250%	10/1/2043	124,638
159,902	Loan ID 200630	Fixed	5.250%	9/1/2043	166,191
332,157	Loan ID 200632	Fixed	5.250%	5/1/2044	344,306
217,009	Loan ID 200633	Fixed	5.125%	5/1/2044	223,462
221,806	Loan ID 200634	Fixed	4.375%	1/1/2044	220,821
140,225	Loan ID 200642	Fixed	5.000%	3/1/2044	129,071

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 99.2%
$113,566	Loan ID 200645	Fixed	5.000%	4/1/2044	$116,591
137,043	Loan ID 200649	Fixed	4.375%	3/1/2044	115,456
124,851	Loan ID 200650	Fixed	4.875%	5/1/2044	125,668
246,171	Loan ID 200651	Fixed	3.625%	7/1/2043	231,872
133,589	Loan ID 200655	Fixed	3.375%	5/1/2043	123,535
144,657	Loan ID 200656	Fixed	6.875%	7/1/2037	135,319
142,183	Loan ID 200657	Fixed	4.875%	8/1/2051	145,511
172,740	Loan ID 200660	Fixed	5.875%	3/1/2038	181,377
203,470	Loan ID 200662	Fixed	5.000%	3/1/2044	208,958
66,401	Loan ID 200663	Fixed	4.750%	5/1/2044	67,508
288,045	Loan ID 200668	Fixed	3.625%	4/1/2043	272,334
149,940	Loan ID 200669	Fixed	5.250%	4/1/2044	154,932
54,763	Loan ID 200670	Fixed	4.375%	2/1/2029	54,434
228,098	Loan ID 200671	Fixed	4.625%	8/1/2043	229,843
149,734	Loan ID 200672	Fixed	3.750%	7/1/2043	142,572
298,105	Loan ID 200674	Fixed	4.500%	5/1/2044	298,384
103,753	Loan ID 200677	Fixed	3.625%	5/1/2028	97,896
445,972	Loan ID 200678	Fixed	4.375%	2/1/2044	443,203
245,629	Loan ID 200679	Fixed	5.000%	4/1/2044	199,870
183,308	Loan ID 200682	Fixed	4.875%	5/1/2044	166,995
121,816	Loan ID 200684	Fixed	4.875%	4/1/2044	124,734
221,545	Loan ID 200685	Fixed	4.875%	5/1/2044	225,940
215,963	Loan ID 200690	Fixed	4.250%	4/1/2044	213,675
235,075	Loan ID 200692	Fixed	4.625%	7/1/2044	236,219
102,761	Loan ID 200694	Fixed	4.500%	9/1/2043	102,920
45,971	Loan ID 200696	Fixed	3.750%	10/1/2042	43,953
88,528	Loan ID 200700	Fixed	4.250%	2/1/2044	87,351
161,121	Loan ID 200701	Fixed	4.750%	6/1/2044	163,336
93,017	Loan ID 200704	Fixed	4.375%	3/1/2043	92,226
127,415	Loan ID 200708	Fixed	4.875%	2/1/2044	130,591
49,090	Loan ID 200709	Fixed	4.375%	4/1/2043	48,794
110,902	Loan ID 200710	Fixed	4.500%	7/1/2044	110,954
111,527	Loan ID 200711	Fixed	3.750%	7/1/2043	79,062
585,504	Loan ID 200714	Fixed	4.175%	11/1/2036	507,791
204,262	Loan ID 200716	ARM	5.160%	8/1/2037	178,408
136,414	Loan ID 200720	ARM	4.875%	4/1/2042	111,382
146,728	Loan ID 200726	Fixed	4.375%	9/1/2037	97,275
158,773	Loan ID 200727	Fixed	3.500%	7/1/2037	150,235
445,302	Loan ID 200730	ARM	4.750%	9/1/2036	359,471
190,913	Loan ID 200732	Fixed	4.125%	9/1/2027	187,973
220,657	Loan ID 200733	Fixed	3.750%	12/1/2042	210,784
229,548	Loan ID 200734	ARM	3.375%	4/1/2044	228,314
98,012	Loan ID 200735	Fixed	4.500%	6/1/2044	98,244
139,546	Loan ID 200736	Fixed	4.750%	5/1/2044	126,174
170,245	Loan ID 200742	Fixed	4.250%	4/1/2043	167,633
184,071	Loan ID 200744	Fixed	3.625%	6/1/2043	173,525
435,145	Loan ID 200748	Fixed	4.750%	12/1/2043	441,254
148,463	Loan ID 200749	Fixed	4.750%	9/1/2043	151,039
229,417	Loan ID 200750	Fixed	4.750%	5/1/2044	233,629
57,885	Loan ID 200753	Fixed	5.250%	5/1/2044	59,616

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 99.2%
$53,313	Loan ID 200755	Fixed	4.250%	6/1/2043	$52,725
183,051	Loan ID 200756	Fixed	4.875%	11/1/2043	192,203
120,888	Loan ID 200759	Fixed	3.750%	6/1/2043	115,484
165,200	Loan ID 200760	Fixed	3.750%	6/1/2043	157,661
287,845	Loan ID 200762	Fixed	3.875%	5/1/2042	277,954
147,357	Loan ID 200763	Fixed	4.250%	11/1/2043	145,373
197,509	Loan ID 200765	Fixed	4.875%	11/1/2043	201,202
471,748	Loan ID 200766	Fixed	3.625%	12/1/2042	446,178
172,638	Loan ID 200771	Fixed	4.500%	4/1/2043	172,638
236,368	Loan ID 200772	Fixed	3.750%	3/1/2043	225,825
197,173	Loan ID 200774	Fixed	3.875%	7/1/2043	189,975
42,925	Loan ID 200775	Fixed	4.250%	4/1/2043	42,334
78,382	Loan ID 200776	Fixed	4.250%	3/1/2044	77,256
51,881	Loan ID 200777	Fixed	4.750%	6/1/2044	45,110
162,267	Loan ID 200781	Fixed	4.625%	9/1/2044	162,008
135,935	Loan ID 200783	Fixed	4.750%	9/1/2044	138,184
108,401	Loan ID 200785	Fixed	4.500%	8/1/2044	108,481
219,523	Loan ID 200786	Fixed	4.625%	7/1/2044	222,033
41,823	Loan ID 200787	Fixed	4.750%	9/1/2044	42,139
125,309	Loan ID 200789	Fixed	3.750%	9/1/2044	119,290
146,194	Loan ID 200790	Fixed	4.250%	8/1/2044	144,614
196,944	Loan ID 200791	Fixed	4.875%	6/1/2044	199,880
89,371	Loan ID 200795	Fixed	6.750%	8/1/2036	93,839
69,824	Loan ID 200796	Fixed	4.170%	12/1/2053	21,566
58,030	Loan ID 200799	Fixed	4.000%	2/5/2053	53,273
63,525	Loan ID 200800	Fixed	4.000%	1/1/2053	56,095
151,178	Loan ID 200805	Fixed	4.625%	7/1/2050	110,323
156,462	Loan ID 200806	Fixed	5.000%	8/1/2049	116,212
56,503	Loan ID 200808	Fixed	4.250%	11/1/2050	25,348
114,843	Loan ID 200809	Fixed	5.000%	4/1/2050	65,119
233,464	Loan ID 200814	Fixed	8.250%	7/1/2039	244,124
277,765	Loan ID 200817	Fixed	5.000%	1/1/2050	182,554
201,747	Loan ID 200821	Fixed	4.250%	8/1/2044	199,429
78,483	Loan ID 200823	Fixed	4.250%	9/1/2044	77,581
214,191	Loan ID 200824	Fixed	4.250%	8/1/2044	207,639
102,788	Loan ID 200826	Fixed	4.375%	9/1/2044	101,594
178,536	Loan ID 200827	Fixed	3.875%	6/1/2044	171,352
206,173	Loan ID 200829	Fixed	4.375%	7/1/2043	204,945
197,980	Loan ID 200830	ARM	2.875%	7/1/2044	197,277
64,687	Loan ID 200831	Fixed	4.250%	10/1/2044	63,560
328,470	Loan ID 200832	Fixed	4.250%	10/1/2044	323,752
154,382	Loan ID 200834	Fixed	4.125%	7/1/2043	151,324
317,197	Loan ID 200835	Fixed	5.000%	8/1/2043	326,513
225,285	Loan ID 200839	Fixed	5.000%	5/1/2044	231,570
171,287	Loan ID 200842	Fixed	4.250%	8/1/2044	168,968
290,144	Loan ID 200844	Fixed	4.500%	7/1/2043	290,776
195,970	Loan ID 200846	Fixed	4.375%	11/1/2043	195,430
176,363	Loan ID 200847	Fixed	4.750%	10/1/2044	178,848
105,639	Loan ID 200853	Fixed	5.000%	4/1/2037	108,538
222,888	Loan ID 200855	ARM	4.727%	7/1/2037	119,528

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 99.2%
$189,842	Loan ID 200856	Fixed	6.500%	6/1/2042	$117,096
257,910	Loan ID 200858	Fixed	3.000%	1/1/2053	216,323
161,895	Loan ID 200860	Fixed	3.875%	3/1/2052	128,579
417,011	Loan ID 200861	Fixed	2.000%	6/1/2054	243,503
242,892	Loan ID 200863	Fixed	3.000%	7/1/2052	202,444
257,896	Loan ID 200866	Fixed	3.000%	5/1/2053	218,347
109,921	Loan ID 200867	Fixed	3.370%	9/1/2053	93,945
194,967	Loan ID 200873	Fixed	4.525%	11/1/2053	145,379
192,940	Loan ID 200876	ARM	3.750%	5/1/2035	155,212
183,432	Loan ID 200880	Fixed	4.250%	6/1/2043	181,198
72,053	Loan ID 200883	Fixed	3.375%	5/1/2028	66,582
88,728	Loan ID 200886	Fixed	4.250%	10/1/2044	87,431
244,365	Loan ID 200887	Fixed	4.750%	9/1/2044	247,589
227,757	Loan ID 200888	Fixed	4.500%	9/1/2044	227,971
199,328	Loan ID 200891	Fixed	4.250%	10/1/2044	196,206
243,530	Loan ID 200892	Fixed	3.750%	9/1/2043	231,899
216,202	Loan ID 200895	Fixed	3.875%	11/1/2043	208,402
187,366	Loan ID 200897	Fixed	4.750%	10/1/2044	189,097
353,196	Loan ID 200900	Fixed	4.375%	9/1/2044	352,283
634,845	Loan ID 200902	Fixed	4.250%	9/1/2044	627,724
242,912	Loan ID 200904	Fixed	5.125%	9/1/2044	250,853
390,295	Loan ID 200905	Fixed	5.375%	9/1/2044	404,337
291,376	Loan ID 200906	Fixed	4.875%	2/1/2035	298,023
356,443	Loan ID 200907	ARM	5.100%	8/1/2047	357,910
103,062	Loan ID 200908	Fixed	4.000%	6/1/2049	101,269
112,493	Loan ID 200909	Fixed	4.870%	3/1/2046	90,648
196,671	Loan ID 200910	Fixed	4.300%	4/1/2053	166,237
704,925	Loan ID 200912	Fixed	4.500%	3/1/2037	699,969
57,662	Loan ID 200913	Fixed	4.250%	5/1/2047	50,110
145,608	Loan ID 200914	Fixed	2.875%	12/1/2047	134,003
89,309	Loan ID 200916	Fixed	4.000%	10/1/2037	84,341
156,139	Loan ID 200917	Fixed	4.875%	1/1/2051	159,871
92,247	Loan ID 200921	ARM	4.750%	7/1/2051	96,859
413,561	Loan ID 200922	Fixed	3.340%	9/1/2053	395,349
500,604	Loan ID 200924	Fixed	5.500%	9/1/2051	524,650
307,956	Loan ID 200927	Fixed	3.000%	8/1/2038	285,605
116,321	Loan ID 200928	Fixed	4.800%	12/1/2036	118,450
156,587	Loan ID 200929	Fixed	4.625%	1/1/2043	157,667
383,298	Loan ID 200931	Fixed	4.250%	12/1/2052	332,728
292,825	Loan ID 200933	Fixed	4.250%	3/1/2043	289,382
110,581	Loan ID 200934	Fixed	3.810%	1/1/2043	105,963
172,091	Loan ID 200935	Fixed	3.875%	4/1/2043	165,982
188,396	Loan ID 200936	Fixed	4.000%	5/1/2042	183,372
191,714	Loan ID 200940	Fixed	3.250%	2/1/2043	175,599
110,657	Loan ID 200941	Fixed	3.780%	1/1/2043	105,843
270,632	Loan ID 200942	Fixed	4.000%	4/1/2043	263,183
101,323	Loan ID 200944	Fixed	4.500%	2/1/2044	101,028
279,284	Loan ID 200947	Fixed	4.000%	2/1/2043	271,502
125,912	Loan ID 200948	Fixed	4.625%	12/1/2042	126,316
272,548	Loan ID 200949	Fixed	3.875%	4/1/2043	262,804

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 99.2%
$176,085	Loan ID 200952	Fixed	3.875%	1/1/2043	$169,766
113,520	Loan ID 200953	Fixed	3.750%	12/1/2042	108,324
366,243	Loan ID 200954	Fixed	3.625%	1/1/2043	345,902
316,922	Loan ID 200955	Fixed	3.250%	5/1/2043	290,493
258,588	Loan ID 200956	Fixed	5.000%	8/1/2051	266,336
405,201	Loan ID 200959	Fixed	4.000%	11/1/2042	394,502
352,453	Loan ID 200960	Fixed	3.500%	1/1/2043	329,332
199,251	Loan ID 200962	Fixed	4.250%	10/1/2044	196,816
114,965	Loan ID 200963	Fixed	4.750%	9/1/2044	116,383
342,549	Loan ID 200964	Fixed	3.750%	7/1/2043	326,803
142,421	Loan ID 200966	Fixed	4.875%	7/1/2044	144,861
92,150	Loan ID 200968	Fixed	4.250%	11/1/2044	82,537
353,122	Loan ID 200969	Fixed	4.875%	8/1/2043	360,535
150,080	Loan ID 200974	Fixed	4.250%	10/1/2044	148,166
55,862	Loan ID 200975	Fixed	4.750%	12/1/2044	56,797
343,346	Loan ID 200977	Fixed	4.875%	9/1/2044	351,358
197,992	Loan ID 200983	Fixed	4.375%	8/1/2044	197,003
111,500	Loan ID 200987	Fixed	4.625%	10/1/2044	112,191
187,976	Loan ID 200989	Fixed	3.750%	6/1/2029	178,327
274,798	Loan ID 200992	Fixed	4.125%	5/1/2043	269,569
163,246	Loan ID 200993	Fixed	2.004%	7/15/2049	138,542
54,814	Loan ID 200996	Fixed	2.500%	8/1/2048	40,980
357,696	Loan ID 200998	Fixed	3.875%	12/1/2050	341,327
70,429	Loan ID 201000	Fixed	5.125%	2/1/2039	72,855
24,065	Loan ID 201002	Fixed	0.000%	10/1/2024	19,696
126,208	Loan ID 201005	Fixed	4.750%	7/1/2041	128,370
41,956	Loan ID 201006	Fixed	6.875%	3/1/2038	44,053
83,521	Loan ID 201007	Fixed	7.125%	4/1/2037	87,697
63,023	Loan ID 201009	Fixed	0.000%	4/1/2033	51,989
77,862	Loan ID 201010	Fixed	5.500%	4/1/2039	81,598
29,066	Loan ID 201011	Fixed	0.000%	2/1/2023	23,845
45,134	Loan ID 201012	Fixed	7.500%	12/1/2038	46,385
54,856	Loan ID 201013	Fixed	7.500%	12/1/2038	46,438
81,730	Loan ID 201014	Fixed	0.000%	2/1/2033	66,852
8,185	Loan ID 201015	Fixed	0.000%	3/29/2021	6,813
103,018	Loan ID 201016	Fixed	6.500%	2/1/2036	108,169
20,261	Loan ID 201017	Fixed	0.000%	4/1/2032	16,595
87,093	Loan ID 201020	Fixed	0.000%	10/1/2034	71,386
76,545	Loan ID 201022	ARM	4.875%	5/1/2037	63,188
137,269	Loan ID 201023	Fixed	6.450%	2/1/2036	126,397
77,517	Loan ID 201026	Fixed	7.750%	12/1/2035	80,111
105,117	Loan ID 201027	ARM	9.538%	3/1/2037	110,373
100,711	Loan ID 201030	Fixed	5.000%	7/1/2042	103,851
138,237	Loan ID 201032	Fixed	4.500%	11/1/2044	137,321
278,896	Loan ID 201033	Fixed	4.125%	12/1/2044	273,561
89,443	Loan ID 201036	Fixed	4.375%	12/1/2044	88,793
67,515	Loan ID 201037	Fixed	8.250%	7/1/2039	70,891
89,502	Loan ID 201041	Fixed	3.750%	11/1/2052	76,802
112,178	Loan ID 201043	Fixed	4.000%	4/1/2039	102,673
174,351	Loan ID 201044	Fixed	4.870%	3/29/2037	178,432

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 99.2%
$105,831	Loan ID 201045	Fixed	3.375%	7/1/2037	$84,006
276,448	Loan ID 201046	Fixed	3.000%	10/1/2058	217,491
107,165	Loan ID 201047	Fixed	3.625%	4/1/2053	96,494
171,525	Loan ID 201048	Fixed	3.875%	4/1/2052	143,781
64,345	Loan ID 201053	Fixed	3.860%	7/1/2053	62,497
206,445	Loan ID 201054	Fixed	2.400%	5/17/2050	174,558
577,187	Loan ID 201056	Fixed	2.000%	7/1/2054	488,184
162,447	Loan ID 201057	Fixed	3.000%	1/1/2050	139,460
126,351	Loan ID 201058	Fixed	3.500%	8/1/2037	107,923
106,409	Loan ID 201060	ARM	4.750%	7/1/2035	94,041
85,601	Loan ID 201061	Fixed	5.000%	2/1/2050	70,191
116,080	Loan ID 201062	Fixed	3.100%	4/1/2047	107,060
121,736	Loan ID 201063	Fixed	4.000%	9/1/2047	103,743
225,675	Loan ID 201066	Fixed	4.250%	12/1/2046	224,024
425,297	Loan ID 201067	Fixed	4.750%	1/1/2044	431,267
67,042	Loan ID 201069	Fixed	4.625%	12/1/2044	67,448
601,993	Loan ID 201070	Fixed	4.250%	2/1/2045	593,013
98,945	Loan ID 201072	Fixed	3.500%	3/1/2028	92,564
93,302	Loan ID 201075	Fixed	4.375%	10/1/2044	92,701
121,618	Loan ID 201076	Fixed	3.500%	12/1/2042	113,614
131,277	Loan ID 201077	Fixed	3.625%	7/1/2044	123,819
221,079	Loan ID 201084	Fixed	5.000%	8/1/2038	227,615
143,681	Loan ID 201086	Fixed	4.625%	11/1/2044	145,079
154,809	Loan ID 201091	Fixed	4.125%	1/1/2045	150,526
244,738	Loan ID 201092	Fixed	5.250%	4/1/2046	253,454
133,477	Loan ID 201093	Fixed	4.125%	9/1/2043	81,186
143,423	Loan ID 201094	Fixed	4.550%	3/1/2044	143,220
89,462	Loan ID 201100	Fixed	4.125%	7/1/2043	87,864
342,219	Loan ID 201101	Fixed	4.625%	3/1/2045	344,468
148,656	Loan ID 201103	ARM	2.875%	5/1/2044	149,070
156,210	Loan ID 201104	Fixed	4.375%	4/1/2045	155,019
75,403	Loan ID 201107	Fixed	5.150%	2/1/2036	78,036
150,611	Loan ID 201108	Fixed	4.750%	2/1/2054	137,975
504,813	Loan ID 201110	ARM	5.500%	4/1/2037	412,837
158,903	Loan ID 201111	Fixed	4.875%	4/1/2050	101,825
235,988	Loan ID 201112	Fixed	4.750%	8/1/2037	240,197
77,501	Loan ID 201113	Fixed	5.750%	12/1/2052	81,376
110,231	Loan ID 201114	Fixed	8.087%	5/1/2054	71,867
498,283	Loan ID 201115	Fixed	4.000%	2/1/2051	480,702
86,985	Loan ID 201121	Fixed	4.125%	10/1/2037	72,200
84,025	Loan ID 201122	Fixed	4.750%	11/1/2048	77,412
237,228	Loan ID 201124	Fixed	4.750%	4/1/2040	241,458
78,946	Loan ID 201127	ARM	4.750%	4/1/2037	74,291
115,624	Loan ID 201130	Fixed	4.850%	12/1/2037	116,922
115,775	Loan ID 201131	Fixed	8.250%	5/1/2053	119,480
167,122	Loan ID 201132	Fixed	4.250%	7/1/2037	135,983
193,788	Loan ID 201134	Fixed	3.000%	10/1/2053	156,268
54,611	Loan ID 201138	Fixed	4.250%	3/1/2034	48,878
157,420	Loan ID 201139	Fixed	2.000%	11/1/2053	87,241
149,275	Loan ID 201140	Fixed	4.870%	1/1/2038	152,801

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 99.2%
$85,172	Loan ID 201143	Fixed	3.000%	11/1/2037	$62,553
223,443	Loan ID 201145	Fixed	4.375%	4/1/2051	220,541
128,911	Loan ID 201146	Fixed	4.875%	8/1/2054	116,452
107,409	Loan ID 201147	Fixed	4.125%	11/1/2051	95,709
93,179	Loan ID 201148	Fixed	3.950%	10/1/2042	91,292
312,738	Loan ID 201149	Fixed	5.000%	5/1/2058	170,792
245,036	Loan ID 201153	Fixed	5.850%	6/1/2050	226,787
92,348	Loan ID 201155	Fixed	3.000%	11/1/2053	59,315
62,902	Loan ID 201156	Fixed	5.000%	4/1/2050	47,266
284,711	Loan ID 201157	Fixed	4.000%	3/1/2055	278,682
199,535	Loan ID 201160	Fixed	4.920%	10/1/2049	137,758
374,927	Loan ID 201163	Fixed	4.750%	12/1/2049	237,193
162,223	Loan ID 201164	Fixed	4.250%	11/1/2051	161,273
107,678	Loan ID 201165	Fixed	4.750%	1/1/2044	109,342
424,429	Loan ID 201168	Fixed	3.875%	4/1/2052	364,186
103,792	Loan ID 201169	Fixed	5.934%	9/1/2037	60,232
62,891	Loan ID 201170	Fixed	4.375%	7/1/2037	62,841
105,821	Loan ID 201173	Fixed	4.000%	11/1/2047	51,878
142,984	Loan ID 201174	Fixed	4.750%	1/1/2053	145,561
60,821	Loan ID 201175	Fixed	5.000%	9/1/2044	62,580
132,180	Loan ID 201176	Fixed	4.250%	8/1/2053	129,808
296,685	Loan ID 201179	Fixed	4.750%	5/1/2051	224,669
291,684	Loan ID 201181	Fixed	4.500%	4/1/2034	259,702
130,575	Loan ID 201183	Fixed	3.500%	10/1/2052	110,212
61,867	Loan ID 201184	Fixed	4.000%	6/1/2049	60,772
252,519	Loan ID 201185	Fixed	6.760%	10/1/2053	218,991
79,629	Loan ID 201187	Fixed	3.000%	11/1/2048	18,487
610,902	Loan ID 201196	Fixed	3.000%	11/1/2036	517,828
170,836	Loan ID 201197	Fixed	5.125%	8/1/2037	153,175
326,527	Loan ID 201199	Fixed	5.125%	11/1/2046	334,020
277,298	Loan ID 201200	Fixed	4.500%	3/1/2044	278,508
438,984	Loan ID 201204	Fixed	3.750%	4/1/2045	416,530
144,903	Loan ID 201205	Fixed	4.625%	1/1/2045	146,077
126,716	Loan ID 201206	Fixed	3.990%	4/1/2045	122,655
412,637	Loan ID 201207	Fixed	4.625%	8/1/2051	408,668
112,695	Loan ID 201208	Fixed	4.625%	4/1/2045	112,819
174,831	Loan ID 201209	Fixed	4.250%	4/1/2045	161,867
125,269	Loan ID 201211	Fixed	4.125%	7/1/2044	96,105
361,940	Loan ID 201212	Fixed	4.625%	10/1/2058	295,470
193,334	Loan ID 201213	Fixed	4.875%	8/1/2044	192,781
527,524	Loan ID 201214	ARM	3.875%	9/1/2043	408,623
122,686	Loan ID 201218	Fixed	4.125%	1/1/2045	117,305
62,497	Loan ID 201221	Fixed	3.250%	5/1/2043	64,325
47,023	Loan ID 201222	Fixed	5.125%	1/1/2045	47,519
199,085	Loan ID 201223	Fixed	3.875%	4/1/2030	201,218
58,275	Loan ID 201226	Fixed	5.000%	3/1/2045	59,526
63,654	Loan ID 201229	Fixed	3.250%	7/1/2024	62,444
120,982	Loan ID 201232	Fixed	4.500%	1/1/2045	119,857
251,659	Loan ID 201233	Fixed	4.500%	12/1/2044	250,002
228,657	Loan ID 201237	Fixed	3.750%	5/1/2045	217,696

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 99.2%
$154,240	Loan ID 201240	Fixed	4.250%	10/1/2045	$148,583
289,501	Loan ID 201241	Fixed	4.375%	7/1/2045	288,577
221,274	Loan ID 201242	Fixed	4.625%	11/1/2044	220,989
107,593	Loan ID 201243	Fixed	4.625%	11/1/2045	108,131
390,362	Loan ID 201244	Fixed	4.500%	6/1/2045	389,781
111,549	Loan ID 201245	Fixed	4.750%	8/1/2044	113,244
98,469	Loan ID 201248	Fixed	4.875%	7/1/2044	100,109
458,893	Loan ID 201249	Fixed	4.625%	8/1/2045	275,675
6,208	Loan ID 201253	ARM	8.750%	3/1/2019	6,518
154,364	Loan ID 201254	ARM	9.000%	9/1/2034	162,082
236,743	Loan ID 201255	ARM	9.000%	6/1/2035	236,743
25,373	Loan ID 201256	ARM	10.500%	10/1/2021	20,091
233,842	Loan ID 201257	Fixed	4.500%	5/1/2044	232,362
88,764	Loan ID 201258	Fixed	4.500%	6/1/2045	75,695
168,566	Loan ID 201260	Fixed	4.750%	9/1/2045	170,084
59,411	Loan ID 201262	Fixed	4.200%	1/1/2046	43,089
49,116	Loan ID 201263	Fixed	4.750%	10/1/2045	43,994
350,564	Loan ID 201265	Fixed	4.750%	6/1/2045	355,123
142,851	Loan ID 201266	Fixed	4.500%	2/1/2046	142,233
231,538	Loan ID 201268	Fixed	4.250%	6/1/2045	228,306
148,805	Loan ID 201270	Fixed	4.125%	2/1/2045	145,149
249,368	Loan ID 201271	Fixed	4.500%	6/1/2045	248,970
137,290	Loan ID 201272	Fixed	4.750%	11/1/2044	138,987
236,494	Loan ID 201273	Fixed	4.500%	12/1/2045	235,713
213,140	Loan ID 201274	Fixed	4.125%	10/1/2045	207,313
188,594	Loan ID 201278	Fixed	3.750%	12/1/2045	174,549
363,487	Loan ID 201280	Fixed	4.500%	4/1/2046	362,157
150,247	Loan ID 201281	Fixed	4.875%	7/1/2044	153,025
127,421	Loan ID 201282	Fixed	5.250%	1/1/2046	131,311
108,748	Loan ID 201283	Fixed	4.250%	11/1/2045	105,992
122,868	Loan ID 201284	Fixed	3.625%	2/1/2029	122,869
30,270	Loan ID 201285	Fixed	4.625%	11/1/2028	30,987
108,104	Loan ID 201286	Fixed	4.375%	12/1/2045	107,238
83,712	Loan ID 201289	Fixed	4.000%	3/1/2045	80,630
243,595	Loan ID 201290	Fixed	4.750%	7/1/2045	247,073
299,008	Loan ID 201291	Fixed	5.000%	8/1/2045	304,696
36,459	Loan ID 201293	Fixed	4.875%	9/1/2045	36,812
122,690	Loan ID 201294	Fixed	4.625%	2/1/2046	122,910
748,847	Loan ID 201296	Fixed	4.250%	2/1/2046	732,008
334,426	Loan ID 201297	Fixed	4.875%	8/1/2045	340,750
251,788	Loan ID 201299	Fixed	4.250%	12/1/2045	104,290
195,390	Loan ID 201300	Fixed	4.750%	3/1/2046	195,390
71,736	Loan ID 201301	Fixed	4.550%	10/1/2044	71,522
133,223	Loan ID 201302	Fixed	4.250%	5/1/2045	130,817
222,494	Loan ID 201304	Fixed	4.125%	2/1/2046	216,690
145,945	Loan ID 201305	Fixed	4.625%	8/1/2044	146,602
115,121	Loan ID 201306	Fixed	3.875%	9/1/2045	111,416
172,281	Loan ID 201307	Fixed	4.250%	10/1/2048	168,889
61,368	Loan ID 201308	Fixed	4.625%	11/1/2045	61,321
159,733	Loan ID 201309	Fixed	4.000%	9/1/2045	151,733

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 99.2%
$184,511	Loan ID 201310	Fixed	4.750%	9/1/2045	$161,719
134,223	Loan ID 201311	Fixed	4.375%	3/1/2046	132,267
318,068	Loan ID 201313	Fixed	4.625%	1/1/2046	319,353
111,011	Loan ID 201315	Fixed	4.375%	9/1/2045	109,613
159,612	Loan ID 201316	Fixed	4.500%	2/1/2046	122,960
164,737	Loan ID 201317	Fixed	5.250%	2/1/2046	172,974
169,614	Loan ID 201319	Fixed	4.375%	10/1/2045	165,004
133,987	Loan ID 201324	Fixed	5.250%	4/1/2046	136,549
174,651	Loan ID 201326	Fixed	4.625%	3/1/2046	174,777
188,099	Loan ID 201328	Fixed	4.250%	11/1/2045	118,442
266,479	Loan ID 201330	Fixed	4.375%	6/1/2046	263,811
343,103	Loan ID 201333	Fixed	3.875%	1/1/2046	326,398
190,037	Loan ID 201335	Fixed	4.750%	1/1/2046	191,317
188,001	Loan ID 201336	Fixed	4.750%	1/1/2046	147,997
411,115	Loan ID 201339	Fixed	4.625%	7/1/2045	431,505
142,470	Loan ID 201341	Fixed	4.050%	11/1/2045	137,528
142,816	Loan ID 201342	Fixed	4.750%	7/1/2045	144,671
85,098	Loan ID 201343	Fixed	4.250%	11/1/2045	83,538
72,362	Loan ID 201344	Fixed	5.000%	7/1/2044	74,211
134,186	Loan ID 201345	Fixed	4.125%	5/1/2045	128,205
468,194	Loan ID 201347	Fixed	5.750%	5/1/2046	484,590
445,582	Loan ID 201348	Fixed	6.500%	5/1/2046	467,861
239,057	Loan ID 201350	Fixed	4.000%	6/1/2045	196,225
62,005	Loan ID 201351	Fixed	4.500%	4/1/2045	24,924
71,437	Loan ID 201352	Fixed	4.875%	3/1/2045	72,187
498,398	Loan ID 201354	Fixed	3.375%	7/1/2046	488,788
132,965	Loan ID 201355	Fixed	5.250%	12/1/2045	137,160
102,906	Loan ID 201356	Fixed	4.625%	10/1/2045	103,164
148,880	Loan ID 201358	Fixed	4.875%	7/1/2045	132,230
143,267	Loan ID 201361	Fixed	5.250%	7/1/2044	147,616
123,313	Loan ID 201363	Fixed	4.250%	2/1/2046	105,735
111,154	Loan ID 201364	Fixed	3.875%	4/1/2046	103,777
338,322	Loan ID 201365	Fixed	4.250%	10/1/2045	331,276
47,542	Loan ID 201368	Fixed	5.125%	2/1/2045	48,708
180,818	Loan ID 201370	Fixed	4.250%	7/1/2046	150,114
99,814	Loan ID 201371	Fixed	4.125%	4/1/2046	96,797
258,867	Loan ID 201372	Fixed	4.625%	8/1/2046	258,869
155,699	Loan ID 201373	Fixed	5.125%	4/1/2046	160,038
595,969	Loan ID 201374	Fixed	4.500%	5/1/2040	598,141
142,913	Loan ID 201375	Fixed	4.500%	6/1/2045	142,597
267,884	Loan ID 201376	Fixed	4.375%	5/1/2046	264,934
294,376	Loan ID 201377	Fixed	3.875%	5/1/2046	309,095
67,457	Loan ID 201379	Fixed	5.000%	10/1/2045	68,744
314,383	Loan ID 201381	Fixed	4.875%	7/1/2045	319,768
133,770	Loan ID 201383	Fixed	4.125%	12/1/2045	138,090
78,198	Loan ID 201384	Fixed	4.375%	10/1/2045	79,217
138,478	Loan ID 201385	Fixed	4.625%	12/1/2045	145,402
73,420	Loan ID 201386	Fixed	5.250%	5/1/2046	77,091
234,514	Loan ID 201390	Fixed	5.125%	9/1/2045	239,956

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 99.2%
$394,496	Loan ID 201391	Fixed	5.125%	10/1/2045	$402,376
167,707	Loan ID 201392	Fixed	3.750%	2/1/2046	136,722
426,691	Loan ID 201393	Fixed	3.750%	4/1/2056	422,807
78,365	Loan ID 201394	Fixed	6.700%	6/1/2034	82,283
84,791	Loan ID 201395	Fixed	6.300%	7/1/2044	77,390
71,770	Loan ID 201396	Fixed	5.000%	9/1/2046	73,860
263,863	Loan ID 201397	Fixed	4.125%	1/1/2046	252,483
81,274	Loan ID 201399	Fixed	5.000%	11/1/2045	82,794
85,518	Loan ID 201400	Fixed	4.750%	7/1/2044	86,308
90,491	Loan ID 201401	Fixed	4.750%	10/1/2044	91,328
93,622	Loan ID 201403	Fixed	4.750%	8/1/2044	73,769
134,397	Loan ID 201404	Fixed	4.750%	10/1/2044	106,491
71,207	Loan ID 201405	Fixed	5.250%	8/1/2044	73,679
54,867	Loan ID 201406	Fixed	4.250%	6/1/2046	53,477
240,372	Loan ID 201407	Fixed	4.875%	1/1/2046	244,125
164,483	Loan ID 201408	Fixed	4.125%	1/1/2046	160,552
162,480	Loan ID 201411	Fixed	4.750%	12/1/2045	164,561
141,304	Loan ID 201412	Fixed	5.750%	12/1/2045	132,695
333,711	Loan ID 201413	Fixed	4.500%	7/1/2045	286,716
74,009	Loan ID 201414	Fixed	4.250%	7/1/2044	60,510
57,395	Loan ID 201415	Fixed	8.000%	4/1/2034	60,265
54,485	Loan ID 201416	Fixed	10.000%	7/1/2033	57,209
60,963	Loan ID 201417	Fixed	6.000%	8/1/2037	64,011
42,188	Loan ID 201419	Fixed	10.000%	11/1/2033	44,298
56,933	Loan ID 201422	Fixed	4.625%	10/1/2046	56,245
684,043	Loan ID 201423	ARM	3.875%	6/1/2045	690,469
284,211	Loan ID 201424	Fixed	4.125%	10/1/2044	277,043
660,709	Loan ID 201425	Fixed	3.875%	4/1/2046	631,666
313,236	Loan ID 201426	Fixed	4.875%	3/1/2044	318,971
537,315	Loan ID 201428	ARM	3.250%	4/1/2045	534,004
195,380	Loan ID 201431	Fixed	4.875%	5/1/2045	173,325
278,640	Loan ID 201432	Fixed	5.000%	8/1/2046	280,139
98,142	Loan ID 201434	Fixed	4.375%	6/1/2046	103,049
90,179	Loan ID 201436	Fixed	4.375%	5/1/2045	94,688
128,335	Loan ID 201437	Fixed	4.750%	5/1/2046	112,312
700,204	Loan ID 201438	ARM	3.375%	4/1/2046	695,596
178,806	Loan ID 201439	Fixed	5.000%	12/1/2045	182,963
316,657	Loan ID 201440	Fixed	4.625%	7/1/2046	272,629
99,594	Loan ID 201441	Fixed	4.750%	10/1/2045	99,687
297,161	Loan ID 201442	Fixed	4.875%	12/1/2045	298,850
550,218	Loan ID 201443	Fixed	3.875%	8/1/2046	524,569
50,989	Loan ID 201444	Fixed	4.500%	11/1/2044	50,640
101,887	Loan ID 201445	Fixed	4.875%	1/1/2045	103,333
98,891	Loan ID 201446	Fixed	4.875%	1/1/2045	100,460
251,632	Loan ID 201447	Fixed	4.875%	10/1/2044	255,992
110,324	Loan ID 201448	Fixed	4.750%	1/1/2045	111,394
92,758	Loan ID 201449	Fixed	4.000%	8/1/2044	97,396
222,692	Loan ID 201451	Fixed	4.250%	6/1/2045	219,231
186,863	Loan ID 201453	Fixed	5.250%	9/1/2046	190,253
186,863	Loan ID 201454	Fixed	5.250%	9/1/2046	190,479

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 99.2%
$184,139	Loan ID 201455	Fixed	4.500%	5/1/2046	$183,109
208,753	Loan ID 201456	Fixed	4.125%	7/1/2046	202,238
234,415	Loan ID 201458	Fixed	3.875%	9/1/2046	217,586
224,155	Loan ID 201459	Fixed	4.375%	9/1/2044	222,557
157,055	Loan ID 201460	Fixed	4.250%	7/1/2045	154,398
269,179	Loan ID 201461	Fixed	4.125%	12/1/2044	261,252
293,904	Loan ID 201462	Fixed	4.375%	11/1/2044	290,149
471,883	Loan ID 201463	Fixed	4.750%	11/1/2044	474,525
298,545	Loan ID 201464	Fixed	4.375%	6/1/2045	253,183
101,259	Loan ID 201465	Fixed	5.125%	12/1/2044	103,435
273,812	Loan ID 201466	Fixed	4.500%	12/1/2044	272,267
45,995	Loan ID 201467	Fixed	5.250%	3/1/2044	47,644
137,996	Loan ID 201469	Fixed	4.375%	2/1/2045	136,386
279,697	Loan ID 201470	Fixed	4.375%	10/1/2044	277,115
223,715	Loan ID 201471	Fixed	4.500%	1/1/2045	222,684
148,954	Loan ID 201472	Fixed	4.000%	11/1/2044	156,402
305,291	Loan ID 201473	Fixed	4.500%	2/1/2045	305,242
91,574	Loan ID 201475	ARM	6.625%	9/1/2036	96,153
136,365	Loan ID 201476	ARM	8.125%	2/1/2037	117,818
85,194	Loan ID 201477	Fixed	6.750%	11/1/2036	89,454
106,681	Loan ID 201478	Fixed	4.625%	10/1/2045	107,352
127,953	Loan ID 201479	Fixed	4.500%	5/1/2046	127,479
158,941	Loan ID 201480	Fixed	4.250%	11/1/2045	156,368
69,231	Loan ID 201481	Fixed	4.375%	7/1/2046	66,707
135,101	Loan ID 201482	Fixed	4.625%	6/1/2045	134,768
295,314	Loan ID 201483	Fixed	4.125%	12/1/2045	250,491
75,877	Loan ID 201484	Fixed	4.500%	10/1/2046	75,203
63,070	Loan ID 201485	Fixed	5.750%	3/1/2038	66,223
164,249	Loan ID 201487	Fixed	4.625%	2/1/2052	172,461
91,978	Loan ID 201489	Fixed	4.750%	3/1/2046	92,860
106,601	Loan ID 201490	Fixed	4.750%	9/1/2045	107,166
224,783	Loan ID 201491	Fixed	4.250%	2/1/2046	219,499
379,016	Loan ID 201492	Fixed	4.625%	1/1/2047	321,076
481,400	Loan ID 201495	Interest Only	10.000%	1/5/2019	477,790
79,534	Loan ID 201499	Fixed	4.750%	5/1/2045	79,845
109,036	Loan ID 201500	Fixed	4.500%	1/1/2044	109,249
106,925	Loan ID 201502	Fixed	5.250%	4/1/2044	111,033
148,502	Loan ID 201503	Fixed	5.000%	7/1/2046	150,339
448,904	Loan ID 201504	Fixed	4.500%	7/1/2045	447,825
95,389	Loan ID 201505	ARM	5.750%	9/1/2046	99,178
303,781	Loan ID 201506	Fixed	5.000%	2/1/2047	301,668
221,307	Loan ID 201508	Fixed	5.000%	2/1/2047	221,513
234,886	Loan ID 201509	Fixed	5.000%	12/1/2046	209,861
79,395	Loan ID 201511	Fixed	4.375%	1/1/2046	78,119
124,469	Loan ID 201513	Fixed	4.000%	1/1/2046	130,693
137,551	Loan ID 201515	Fixed	5.125%	4/1/2047	137,991
139,528	Loan ID 201516	Fixed	3.875%	4/1/2046	133,115
321,964	Loan ID 201517	Fixed	4.625%	6/1/2046	320,966
407,576	Loan ID 201518	Fixed	4.875%	1/1/2047	415,590
95,322	Loan ID 201519	Fixed	4.750%	9/1/2045	96,491

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 99.2%
$79,200	Loan ID 201522	Interest Only	9.750%	1/5/2019	$77,616
81,031	Loan ID 201523	Fixed	5.125%	7/1/2045	82,758
310,460	Loan ID 201525	ARM	7.500%	9/1/2046	309,477
154,929	Loan ID 201526	Fixed	5.250%	9/1/2044	140,840
369,701	Loan ID 201527	Fixed	4.375%	7/1/2046	363,084
488,159	Loan ID 201533	Fixed	4.750%	5/1/2046	492,674
44,607	Loan ID 201534	Fixed	4.875%	5/1/2047	43,464
332,959	Loan ID 201535	Fixed	4.875%	8/1/2047	262,809
474,197	Loan ID 201536	Fixed	3.375%	4/1/2045	362,613
132,673	Loan ID 201537	Fixed	5.000%	10/1/2046	134,979
229,090	Loan ID 201544	Fixed	3.750%	9/1/2047	240,544
273,805	Loan ID 201545	Fixed	4.000%	9/1/2047	259,213
256,440	Loan ID 201546	Fixed	4.375%	1/1/2047	247,109
80,900	Loan ID 201548	Interest Only	12.000%	3/1/2019	80,496
149,500	Loan ID 201549	Interest Only	12.500%	1/1/2019	147,258
143,212	Loan ID 201550	Fixed	5.000%	2/1/2047	145,555
202,620	Loan ID 201551	Fixed	4.500%	2/1/2047	120,366
137,211	Loan ID 201552	Fixed	4.000%	8/1/2047	134,338
292,123	Loan ID 201555	Fixed	4.875%	7/1/2047	263,441
47,660	Loan ID 201556	Fixed	4.990%	12/1/2047	45,142
132,563	Loan ID 201558	Fixed	4.500%	8/1/2047	139,191
135,372	Loan ID 201561	Fixed	3.990%	4/1/2047	124,874
99,515	Loan ID 201562	Fixed	4.625%	5/1/2047	104,490
174,035	Loan ID 201563	Fixed	5.875%	12/1/2047	173,541
75,000	Loan ID 201566	Interest Only	11.500%	2/1/2019	73,875
32,500	Loan ID 201572	Interest Only	16.000%	1/30/2019	32,624
112,354	Loan ID 201579	Fixed	4.750%	12/1/2036	99,362
493,122	Loan ID 201580	Fixed	7.625%	4/1/2047	482,566
86,557	Loan ID 201581	Fixed	4.125%	10/1/2046	72,904
88,726	Loan ID 201583	Fixed	5.250%	8/1/2047	75,442
100,000	Loan ID 201584	Interest Only	16.000%	1/30/2019	100,391
48,947	Loan ID 201585	Fixed	5.500%	3/1/2048	43,252
387,871	Loan ID 201586	Fixed	4.625%	5/1/2047	374,102
320,387	Loan ID 201587	Fixed	4.375%	1/1/2048	268,838
333,214	Loan ID 201588	Fixed	5.125%	2/1/2048	278,092
64,558	Loan ID 201589	Fixed	5.375%	6/1/2048	63,802
138,959	Loan ID 201590	Fixed	5.200%	5/1/2048	116,198
318,480	Loan ID 201591	Fixed	5.375%	8/1/2048	268,457
77,135	Loan ID 201592	Interest Only	10.500%	3/1/2019	76,171
75,000	Loan ID 201593	Interest Only	13.500%	5/1/2019	72,750
365,500	Loan ID 201594	Interest Only	11.250%	6/1/2019	360,018
46,800	Loan ID 201597	Interest Only	12.990%	9/1/2019	46,331
90,005	Loan ID 201606	Fixed	9.990%	5/1/2048	65,703
57,642	Loan ID 201607	Fixed	9.990%	5/1/2048	46,112
66,609	Loan ID 201608	Fixed	9.990%	6/1/2048	54,618
59,619	Loan ID 201611	Fixed	9.990%	7/1/2048	48,887
255,000	Loan ID 201612	Interest Only	12.000%	9/1/2019	252,449
139,261,615	TOTAL MORTGAGE NOTES (Cost - $113,658,671)				131,163,768

	TOTAL INVESTMENTS (Cost - $113,658,671) - 99.3%				$131,163,768
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%				1,102,490
	NET ASSETS - 100.0%				$132,266,258

ARM - Adjustable Rate Mortgage
* Illiquid Securities

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2018

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation

Mortgage Notes – During the period ended December 31, 2018, the Fund utilized a third-party pricing service, approved by the Fund’s Board of Trustees (“the Board”), to value its Mortgage Notes on a daily basis. The third-party pricing servicer uses a cash flow forecast and valuation model that focuses on forecasting the frequency, timing and severity of mortgage loss behavior. The model incorporates numerous observable loan-level factors such as unpaid principal balance, remaining term of the loan and coupon rate as well as macroeconomic data including yield curves, spreads to the Treasury curves and home price indexes. The model also includes a number of unobservable factors and assumptions (such as voluntary and involuntary prepayment speeds, delinquency rates, foreclosure timing, and others) to determine a fair value. While the model requires a minimum set of data to develop a reasonable fair value, the model is capable of accepting additional data elements. The model makes certain assumptions unless a specific data element is included, in which case it uses the additional data. Not all assumptions have equal weighting in the model. Using assumptions in this manner is a part of the Fund’s valuation policy and procedures and provides consistency in the application of valuation assumptions. The third-party pricing servicer also benchmarks their pricing model against observable pricing levels being quoted by a range of market participants active in the purchase and sale of residential mortgage loans. The combination of loan level criteria and daily market adjustments produced a daily price for each Mortgage Note relative to current public market conditions.

Prior to purchase, each Mortgage Note goes through a due diligence process that includes considerations such as underwriting borrower credit, employment history, property valuation, and delinquency history with an overall emphasis on repayment of the Mortgage Notes. The purchase price of the Mortgage Notes reflects the overall risk relative to the findings of this due diligence process.

The Fund invests primarily in Mortgage Notes secured by residential real estate. The market or liquidation value of each type of residential real estate collateral may be adversely affected by numerous factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective buyers of the safety, convenience and attractiveness of the properties; maintenance and insurance costs; changes in real estate taxes and other expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; natural disasters; and other factors beyond the control of the borrowers.

The Fund's investments in Mortgage Notes are subject to liquidity risk because there is a limited secondary market for Mortgage Notes. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Securities for which current market quotations are not readily available, such as the Mortgage Notes the Fund invests in, or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The valuation inputs and subsequent output are reviewed and maintained on a daily basis.  Any calibrations or adjustments to the model that may be necessary are done on an as-needed basis to facilitate fair pricing.  Financial

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2018

markets are monitored daily relative to the interest rate environment. If other available market data indicates that the pricing data from the third-party service is materially inaccurate, or pricing data is unavailable, the Fund undertakes a review of other available prices and takes additional steps to determine fair value. In all cases, the Fund validates its understanding of methodology and assumptions underlying the fair value used.

The Fund follows guidance in ASC 820, Fair Value Measurement, where fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the market participants at the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Notwithstanding, the actual sale price of a Mortgage Note will likely be different than its fair value determined under ASC 820. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. ASC 820 classifies the inputs used to measure these fair values into the following hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical and/or similar assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for similar investments or identical investments in an inactive market, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used as of December 31, 2018 for the Fund’s assets measured at fair value:

There were no transfers between levels during the current period presented. It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2018

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Mortgage Notes	Other Investments	Total
Beginning Balance	$133,770,170	$161,100	$133,931,270
Net realized gain	735,538	28,520	764,058
Change in unrealized appreciation	1,984,818	4,448	1,989,266
Cost of purchases	1,276,046	-	1,276,046
Proceeds from sales and principal paydowns	(6,720,155)	(194,068)	(6,914,223)
Purchase discount amortization	117,351	-	117,351
Net Transfers within level 3	-	-	-
Ending balance	$131,163,768	$-	$131,163,768

The total change in unrealized appreciation attributable to Level 3 investments still held at December 31, 2018 is $2,436,808.

The following table provides quantitative information about the Fund's Level 3 values, as well as its inputs, as of December 31, 2018. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Value	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs
Mortgage Notes	$131,163,768	Comprehensive pricing model with emphasis on discounted cash flows	Constant prepayment rate	0 - 39.8%	9.3%
			Delinquency	0 - 517 days	13 days
			Loan-to-Value	1 - 288%	75.6%
			Discount rate	0.1 - 16.1%	5.1%
Closing Balance	$131,163,768

A change to the unobservable input may result in a significant change to the value of the investment as follows:

Security Transactions and
Investment Income -	Impact to Value if	Impact to Value if
Investment Security	Input Increases	Input Decreases
Constant Prepayment Rate	Increase	Decrease
Delinquency	Decrease	Increase
Loan to Value	Decrease	Increase
Discount Rate	Decrease	Increase

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at December 31, 2018, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$113,658,671	$18,982,474	$1,477,377	$17,505,097

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Vertical Capital Income Fund

By (Signature and Title)

/s/ Michael D. Cohen

Michael D. Cohen, President/Principal Executive Officer

Date 3/1/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Michael D. Cohen

Michael D. Cohen, President/Principal Executive Officer

Date 3/1/2019

By (Signature and Title)

/s/ Lisa Ross

Lisa Ross, Treasurer/Principal Financial Officer

Date 3/1/2019